UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48495 -0609                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA SCIENCE & TECHNOLOGY FUND
April 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (97.7%)

               COMMON STOCKS (97.6%)

               CONSUMER STAPLES (0.6%)
               -----------------------
               DRUG RETAIL (0.6%)
       40,300  Walgreen Co.                                                                $        1,267
                                                                                          ---------------

               HEALTH CARE (23.5%)
               -------------------
               BIOTECHNOLOGY (5.0%)
       34,100  3SBio, Inc. ADR  *                                                                     242
       62,300  Amgen, Inc.  *                                                                       3,020
       56,100  Amylin Pharmaceuticals, Inc.  *                                                        614
      104,000  Celera Corp.  *                                                                        841
        9,400  Cephalon, Inc.  *                                                                      617
       22,600  Cougar Biotechnology, Inc.  *                                                          789
       80,148  Cytokinetics, Inc.  *                                                                  149
       18,400  Genzyme Corp.  *                                                                       981
       18,400  Gilead Sciences, Inc.  *                                                               843
      149,972  Incyte Corp.  *                                                                        354
      118,400  Ligand Pharmaceuticals, Inc. "B"  *                                                    354
        9,900  OSI Pharmaceuticals, Inc.  *                                                           332
       63,300  Progenics Pharmaceuticals, Inc.  *                                                     347
       29,800  Regeneron Pharmaceuticals, Inc.  *                                                     395
       47,800  Seattle Genetics, Inc.  *                                                              441
       26,800  Vertex Pharmaceuticals, Inc.  *                                                        826
                                                                                          ---------------
                                                                                                   11,145
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.5%)
       16,800  AmerisourceBergen Corp.                                                                565
       16,900  Cardinal Health, Inc.                                                                  571
                                                                                          ---------------
                                                                                                    1,136
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (6.3%)
       53,400  Baxter International, Inc.                                                           2,590
       20,500  Beckman Coulter, Inc.                                                                1,077
        8,300  Becton, Dickinson and Co.                                                              502
       36,100  China Medical Technologies, Inc. ADR                                                   705
       53,100  Covidien Ltd.                                                                        1,751
       15,540  DiaSorin S.p.A.  (a)                                                                   345
       39,300  Hospira, Inc.  *                                                                     1,292
       85,000  Medtronic, Inc.                                                                      2,720
       27,200  St. Jude Medical, Inc.  *                                                              912
       36,600  Symmetry Medical, Inc.  *                                                              266
        6,004  Synthes, Inc.  (a)                                                                     610
       96,300  Volcano Corp.  *                                                                     1,270
                                                                                          ---------------
                                                                                                   14,040
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.4%)
       23,300  Community Health Systems, Inc.  *                                                      532


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1   |  USAA Science & Technology Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       67,900  Health Management Associates, Inc. "A"  *                                  $           317
                                                                                          ---------------
                                                                                                      849
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
       14,500  Fresenius Medical Care AG & Co. KGaA ADR                                               558
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.2%)
       12,000  Inverness Medical Innovations, Inc.  *                                                 388
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
       19,400  Eclipsys Corp.  *                                                                      256
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
       28,300  Parexel International Corp.  *                                                         280
                                                                                          ---------------
               MANAGED HEALTH CARE (2.2%)
       69,700  Coventry Health Care, Inc.  *                                                        1,109
       28,700  Health Net, Inc.  *                                                                    415
       33,300  Humana, Inc.  *                                                                        958
      100,220  UnitedHealth Group, Inc.                                                             2,357
                                                                                          ---------------
                                                                                                    4,839
                                                                                          ---------------
               PHARMACEUTICALS (8.5%)
       15,800  Abbott Laboratories                                                                    661
       15,800  Astellas Pharma, Inc.  (a)                                                             516
       17,500  AstraZeneca plc ADR                                                                    612
       70,800  Daiichi Sankyo Co. Ltd.  (a)                                                         1,191
       33,400  Eisai Co. Ltd.  (a)                                                                    901
      122,900  Elan Corp. plc ADR  *                                                                  726
       18,200  Eli Lilly and Co.                                                                      599
       54,300  Forest Laboratories, Inc.  *                                                         1,178
       17,700  H Lundbeck A/S  (a)                                                                    320
       11,315  Ipsen S.A.  (a)                                                                        462
       21,200  Laboratorios Almirall S.A.  (a)                                                        192
      103,600  Pfizer, Inc.                                                                         1,384
        4,131  Roche Holdings AG  (a)                                                                 522
       31,977  Sanofi-Aventis ADR                                                                     918
      146,300  Schering-Plough Corp.                                                                3,368
       93,000  Shionogi & Co. Ltd.  (a)                                                             1,601
       43,243  Teva Pharmaceutical Industries Ltd. ADR                                              1,898
       23,932  UCB S.A. * (a)                                                                         652
       26,200  Wyeth                                                                                1,111
                                                                                          ---------------
                                                                                                   18,812
                                                                                          ---------------
               Total Health Care                                                                   52,303
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
       24,900  Manpower, Inc.                                                                       1,073
                                                                                          ---------------

               INFORMATION TECHNOLOGY (73.0%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
       65,800  Adobe Systems, Inc.  *                                                               1,800
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (18.3%)
      810,200  Cisco Systems, Inc.  *                                                              15,653
      476,500  Corning, Inc.                                                                        6,966
      371,800  Motorola, Inc.                                                                       2,056
      266,000  QUALCOMM, Inc.                                                                      11,257
       68,700  Research In Motion Ltd.  *                                                           4,775
                                                                                          ---------------
                                                                                                   40,707
                                                                                          ---------------
               COMPUTER HARDWARE (15.3%)
      104,900  Apple, Inc.  *                                                                      13,200
      228,300  Dell, Inc.  *                                                                        2,653


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                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
      349,975  Hewlett-Packard Co.                                                        $        12,592
      179,000  High Tech Computer Corp.  (a)                                                        2,427
       29,700  International Business Machines Corp.                                                3,065
                                                                                          ---------------
                                                                                                   33,937
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (2.9%)
       68,300  NetApp, Inc.  *                                                                      1,250
      296,000  Seagate Technology                                                                   2,415
      116,606  Western Digital Corp.  *                                                             2,743
                                                                                          ---------------
                                                                                                    6,408
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (8.9%)
       87,214  Alliance Data Systems Corp.  *                                                       3,652
       81,640  Automatic Data Processing, Inc.                                                      2,874
       21,953  DST Systems, Inc.  *                                                                   794
        1,800  MasterCard, Inc. "A"                                                                   330
       57,800  Visa, Inc. "A"                                                                       3,755
      503,000  Western Union Co.                                                                    8,425
                                                                                          ---------------
                                                                                                   19,830
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (1.0%)
      724,162  Hon Hai Precision Industry Corp. Ltd.  (a)                                           2,099
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (2.1%)
      120,400  Electronic Arts, Inc.  *                                                             2,450
        1,900  Nintendo Co. Ltd.  (a)                                                                 508
       35,312  Shanda Interactive Entertainment Ltd. ADR  *                                         1,689
                                                                                          ---------------
                                                                                                    4,647
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (2.1%)
       37,760  Equinix, Inc.  *                                                                     2,652
        5,170  Google, Inc. "A"  *                                                                  2,047
                                                                                          ---------------
                                                                                                    4,699
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (2.4%)
      182,300  Accenture Ltd. "A"                                                                   5,365
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.9%)
       70,059  Lam Research Corp.  *                                                                1,953
                                                                                          ---------------
               SEMICONDUCTORS (6.7%)
       82,700  Atheros Communications, Inc.  *                                                      1,424
      191,200  Marvell Technology Group Ltd.  *                                                     2,099
      215,300  Maxim Integrated Products, Inc.                                                      2,917
      446,775  ON Semiconductor Corp.  *                                                            2,422
        8,355  Samsung Electronics Co. Ltd.  (a)                                                    3,856
      124,300  Texas Instruments, Inc.                                                              2,245
                                                                                          ---------------
                                                                                                   14,963
                                                                                          ---------------
               SYSTEMS SOFTWARE (11.6%)
       42,500  BMC Software, Inc.  *                                                                1,474
      520,100  Microsoft Corp.                                                                     10,537
      473,440  Oracle Corp.                                                                         9,156
       89,400  Red Hat, Inc.  *                                                                     1,544
      173,700  Symantec Corp.  *                                                                    2,996
                                                                                          ---------------
                                                                                                   25,707
                                                                                          ---------------
               Total Information Technology                                                       162,115
                                                                                          ---------------
               Total Common Stocks (cost: $240,764)                                               216,758
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (0.1%)
        3,800  iShares S&P North American Technology Sector Index Fund  (cost:  $142)                 151
                                                                                          ---------------
               Total Equity Securities (cost: $240,906)                                           216,909
                                                                                          ---------------


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3   |  USAA Science & Technology Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (1.5%)

               MONEY MARKET FUNDS (1.5%)
     3,250,096 State Street Institutional Liquid Reserve Fund, 0.56% (b)(cost:  $3,250)   $         3,250
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
        28,040 AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.68%(b)(cost:  $28)             28
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $244,184)                                       $         220,187
                                                                                          ===============


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.


================================================================================
5   |  USAA Science & Technology Fund

================================================================================


3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.


================================================================================
                                        Notes to Portfolio of Investments  |   6

================================================================================


The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                 Investments in
Valuation Inputs                                                     Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $216,332,000
Level 2 - Other Significant Observable Inputs                         3,855,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total                                                              $220,187,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activities.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $13,813,000 and $37,810,000, respectively, resulting in net unrealized depreciation of $23,997,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $221,904,000 at April 30, 2009, and, in total, may not equal 100%. Investments in foreign securities were 12.7% of net assets at April 30, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.


================================================================================
7   |  USAA Science & Technology Fund

================================================================================


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.


SPECIFIC NOTES

(a) Security was fair valued at April 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
*       Non-income-producing security.


================================================================================
                                        Notes to Portfolio of Investments  |   8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.